Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2020
Voyage Expenses And Vessel Operating Expenses
Voyage Expenses and Vessel Operating Expenses

11. Voyage Expenses and Vessel Operating Expenses

Voyage expenses and vessel operating expenses consist of the following:

	For the years ended December 31,
	2020	2019	2018
Voyage expenses:
Commissions	$ 2,809	$ 1,952	$ 2,171
Bunkers	1,349	89	4,360
Port expenses	624	4	2,217
Other	1,519	885	365

Total	$ 6,301	$ 2,930	$ 9,113

Vessel operating expenses:
Crew costs and related costs	$ 16,624	$ 13,375	$ 14,794
Insurance expense	2,388	1,796	2,112
Spares, repairs, maintenance and other expenses	8,836	5,001	4,396
Stores and lubricants	4,593	3,251	3,451
Management fees (Note 5)	4,976	3,917	4,221
Other operating expenses	1,304	3,209	1,674

Total	$ 38,721	$ 30,549	$ 30,648